PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED JULY 9, 2010
TO THE PROSPECTUS DATED MARCH 1, 2010

The following information supplements the information found in the Prospectus for the Global X Funds.

Effective July 12, 2010, the Global X/InterBolsa FTSE Colombia 20 ETF Creation Unit size has been changed to 30,000 Shares. All references in the Fund's Prospectus to the Fund's Creation Unit size of 50,000 Shares are hereby replaced with 30,000 Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE